Cover	Mar. 05, 2025
Cover [Abstract]
Entity Registrant Name	AMJ Global Technology
Entity Central Index Key	0001593773
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 05, 2025
Entity File Number	333-194055
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	33-1230169
Entity Address Address Line 1	2470 E Flamingo Rd.
Entity Address Address Line 2	Suite A
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89121
City Area Code	213
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	709-4296